OTHER LONG TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long Term Assets

(in thousands of $)	Other long term asset	Prepaid charter hire expenses	Total
Balance at December 31, 2015	4,744	—	4,744
Accreted interest	56	—	56
Provision for uncollectible receivables	(1,800)	—	(1,800)
Straight line lease adjustments	—	3,317	3,317
Balance at June 30, 2016	3,000	3,317	6,317